SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected tax at 21%	$ (141,452)	$ (141,822)	$ (245,907)	$ (210,731)	$ (714,181)	$ (153,840)
Non-deductible stock-based compensation	6,179	4,645	36,683	16,120	83,391	57,151
Non-deductible (non-taxable) derivative liability expense (income)	17,454	(53,638)	(129,079)	(20,471)	190,957	(16,077)
Non-deductible amortization of debt discounts	56,592	61,894	178,972	66,162	177,882	24,495
Non-deductible loss on conversions of convertible notes payable	17,869	92,994	48,523	92,994	193,994	28,982
Increase (decrease) in Valuation allowance	43,358	35,927	110,808	55,926	67,957	59,289
Provision for (benefit from) income taxes
Provision for (benefit from) income taxes